INTANGIBLE ASSETS - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 123	$ 123
Amortisation for the year	2	3	$ 5
Ending balance	131	123	123
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	260	283	299
Additions	1		1
Transfer to assets and liabilities held for sale		26
Disposals			3
Transfers and other movements	(49)	3	4
Translation	10		(18)
Ending balance	222	260	283
Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(137)	(160)	(161)
Transfer to assets and liabilities held for sale		(26)
Amortisation for the year	2	3	5
Disposals		(3)
Transfers and other movements	49		(4)
Translation	(1)		7
Ending balance	(91)	(137)	(160)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	116	116
Ending balance	126	116	116
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	116	116	127
Additions	0		0
Transfer to assets and liabilities held for sale		0
Disposals			0
Transfers and other movements	0	0	0
Translation	10		(11)
Ending balance	126	116	116
Goodwill | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Transfer to assets and liabilities held for sale		0
Amortisation for the year	0	0	0
Disposals		0
Transfers and other movements	0		0
Translation	0		0
Ending balance	0	0	0
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7	7
Ending balance	5	7	7
Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	144	167	172
Additions	1		1
Transfer to assets and liabilities held for sale		26
Disposals			3
Transfers and other movements	(49)	3	4
Translation	0		(7)
Ending balance	96	144	167
Other | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(137)	(160)	(161)
Transfer to assets and liabilities held for sale		(26)
Amortisation for the year	2	3	5
Disposals		(3)
Transfers and other movements	49		(4)
Translation	(1)		7
Ending balance	$ (91)	$ (137)	$ (160)